NOTES PAYABLE AND ADVANCES (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 13, 2021	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Software		$ 50,000	$ 50,000
Repayments of notes payable			(20,000)	$ 10,000		$ (30,000)	$ (30,000)
Interest paid					10,548
Accrued Interest					12,466
Advanced from related party					$ 73,000
Pickpocket, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired	80.00%
Payments to acquire businesses, gross	$ 1,000,000.0
Business acquisition, transaction costs	$ 1,000,000.0
Interest rate	5.00%